Schedule of Investments (unaudited)
June 30, 2024
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 84.2%
BlackRock Emerging Markets Fund, Inc., Class K	1,809,878	$ 45,337,446
BlackRock Technology Opportunities Fund, Class K(b)	440,475	31,401,457
BlackRock Unconstrained Equity Fund, Class K(b)	4,206,446	60,783,138
iShares Core S&P 500 ETF	650,631	356,044,802
iShares MSCI EAFE Growth ETF(c)	1,148,707	117,512,726
iShares MSCI EAFE Value ETF	851,169	45,146,004
iShares MSCI Emerging Markets ex China ETF	794,765	47,050,088
iShares MSCI U.S.A. Momentum Factor ETF(c)	320,227	62,402,636
iShares MSCI U.S.A. Quality Factor ETF	1,173,695	200,420,158
iShares S&P 500 Growth ETF	1,885,473	174,481,671
iShares S&P 500 Value ETF	490,790	89,328,688
iShares U.S. Infrastructure ETF	691,572	29,129,013
iShares U.S. Technology ETF(c)	214,608	32,298,504
		1,291,336,331
Fixed-Income Funds — 15.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,195,665	29,943,383
BlackRock U.S. Mortgage Portfolio	3,354,016	29,515,344
iShares 20+ Year Treasury Bond ETF	337,957	31,017,693
iShares Core Total USD Bond Market ETF	1,645,193	74,395,627
Master Total Return Portfolio	$ 77,341,406	77,341,406
		242,213,453
Total Long-Term Investments — 100.0% (Cost: $1,323,917,904)		1,533,549,784
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(a)(d)	100,736,091	$ 100,766,312
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(a)(e)	1,309,304	1,309,304
Total Short-Term Securities — 6.7% (Cost: $102,080,538)		102,075,616
Total Investments — 106.7% (Cost: $1,425,998,442)		1,635,625,400
Liabilities in Excess of Other Assets — (6.7)%		(102,257,529)
Net Assets — 100.0%		$ 1,533,367,871
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 100,793,617(a)	$ —	$ (22,382)	$ (4,923)	$ 100,766,312	100,736,091	$ 101,839(b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K	41,395,036	17,835,229	(17,514,346)	(448,433)	4,069,960	45,337,446	1,809,878	515,884	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	604,231	705,073(a)	—	—	—	1,309,304	1,309,304	178,038	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ —	$ 29,970,609	$ —	$ —	$ (27,226)	$ 29,943,383	3,195,665	$ 437,536	$ —
BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	154,909,698	11,660,893	(199,265,661)	43,950,354	(11,255,284)	—	—	1,127,134	—
BlackRock Technology Opportunities Fund, Class K	—	30,065,667	(48,000)	452	1,383,338	31,401,457	440,475	—	—
BlackRock U.S. Mortgage Portfolio	16,658,717	12,707,249	(448,508)	(13,011)	610,897	29,515,344	3,354,016	938,830	—
BlackRock Unconstrained Equity Fund, Institutional Class(c)	—	56,178,972	(57,022,910)	843,938	—	—	—	—	—
BlackRock Unconstrained Equity Fund, Class K	—	59,531,238	(96,000)	(667)	1,348,567	60,783,138	4,206,446	—	—
iShares 20+ Year Treasury Bond ETF	27,544,365	6,361,950	(3,847,136)	(373,943)	1,332,457	31,017,693	337,957	904,630	—
iShares Core S&P 500 ETF	317,364,659	124,878,831	(184,015,448)	18,051,297	79,765,463	356,044,802	650,631	3,881,284	—
iShares Core S&P Mid-Cap ETF(c)	17,114,885	464,178	(17,015,966)	(2,004,185)	1,441,088	—	—	—	—
iShares Core Total USD Bond Market ETF	56,437,682	30,153,589	(13,324,899)	(1,010,859)	2,140,114	74,395,627	1,645,193	1,709,268	—
iShares Global Energy ETF(c)	—	29,563,804	(29,844,709)	280,905	—	—	—	188,615	—
iShares MSCI EAFE Growth ETF	90,030,059	55,589,673	(36,507,775)	(916,292)	9,317,061	117,512,726	1,148,707	1,450,835	—
iShares MSCI EAFE Value ETF	114,212,602	10,267,959	(88,964,033)	4,952,881	4,676,595	45,146,004	851,169	3,263,340	—
iShares MSCI Emerging Markets ex China ETF	—	42,302,463	(656,193)	(6,674)	5,410,492	47,050,088	794,765	701,719	—
iShares MSCI U.S.A. Min Vol Factor ETF(c)	31,322,083	1,234,658	(34,569,795)	1,726,721	286,333	—	—	115,922	—
iShares MSCI U.S.A. Momentum Factor ETF	—	59,991,738	(671,777)	(18,584)	3,101,259	62,402,636	320,227	114,172	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares/ Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Quality Factor ETF	$ 108,190,628	$ 109,696,082	$ (49,048,866)	$ 8,677,642	$ 22,904,672	$ 200,420,158	1,173,695	$ 1,288,041	$ —
iShares S&P 100 ETF(c)	—	79,212,098	(84,670,473)	5,458,375	—	—	—	121,013	—
iShares S&P 500 Growth ETF	29,432,710	163,947,179	(36,662,272)	3,199,621	14,564,433	174,481,671	1,885,473	336,686	—
iShares S&P 500 Value ETF	—	87,327,560	(1,003,301)	(19,319)	3,023,748	89,328,688	490,790	815,443	—
iShares Treasury Floating Rate Bond ETF(c)	31,636,085	2,528,915	(34,079,754)	(8,912)	(76,334)	—	—	781,670	—
iShares U.S. Infrastructure ETF	12,188,861	15,088,389	(409,464)	(3,005)	2,264,232	29,129,013	691,572	308,378	—
iShares U.S. Technology ETF	29,855,721	18,952,542	(32,839,657)	8,592,212	7,737,686	32,298,504	214,608	138,887	—
Master Total Return Portfolio	106,764,816	—	(32,291,788)(a)(d)	(1,666,754)	4,535,132	77,341,406	$77,341,406	3,713,065	—
SL Liquidity Series, LLC, Money Market Series(c)	21,669,550	—	(21,659,859)(a)	(9,691)	—	—	—	35,311(b)	—
				$ 89,211,687	$ 158,549,760	$ 1,635,625,400		$ 23,167,540	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,456,208,378	$ —	$ —	$ 1,456,208,378
Short-Term Securities
Money Market Funds	102,075,616	—	—	102,075,616
	$ 1,558,283,994	$ —	$ —	1,558,283,994
Investments valued at NAV(a)				77,341,406
				$ 1,635,625,400
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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